CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Cash Flows From Operating Activities:
Net income	$ 1,514,801	$ 2,974,141
Adjustments to reconcile net income to net cash provided by operating activities:
Provision (benefit) for deferred income taxes	590,000	(1,254,000)
Net Realized and unrealized (gain) loss on sale of marketable securities	(325,044)	805
Depreciation	1,960,994	1,775,690
Amortization of deferred charges	295,926	296,298
Deferred finance costs included in interest expense	22,877	22,877
Other assets - deferred charges	(1,013,031)	(74,095)
- unbilled receivables	8,632	266,555
Changes in:
Receivables	(149,850)	(87,588)
Prepaid expenses	(208,569)	(276,113)
Income taxes refundable	(891)	(1,901)
Accounts payable	(43,241)	(4,898)
Payroll and other accrued liabilities	771,115	(411,257)
Other taxes payable	607	105
Net cash provided by operating activities	3,424,326	3,226,619
Cash Flows From Investing Activities:
Acquisition of property and equipment	(4,297,313)	(3,083,585)
Marketable securities:
Receipts from sales	219,744	268,857
Payments for purchases	(333,099)	(354,103)
Net cash (used) by investing activities	(4,410,668)	(3,168,831)
Cash Flows From Financing Activities:
Increase (decrease) - security deposits payable	(461,056)	307,474
Payments - mortgage and other debt payments	(168,501)	(162,568)
Net cash provided (used) by financing activities	(629,557)	144,906
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,615,899)	202,694
Cash, cash equivalents and restricted cash at beginning of year	6,879,623	6,676,929
Cash, cash equivalents and restricted cash at end of year (Note 9)	$ 5,263,724	$ 6,879,623